Significant Accounting Policies	6 Months Ended
Jun. 30, 2013
Significant Accounting Policies [Abstract]
Significant Accounting Policies

2. Significant Accounting policies:

Described below are the accounting standards that were adopted in the first six months of 2013. A discussion of the Company's significant accounting policies can be found in the Company's consolidated financial statements included in the Annual Report on Form 20-F for the year ended December 31, 2012, filed with the SEC on March 22, 2013 (the "Consolidated Financial Statements for the year ended December 31, 2012"). There have been no material changes to these policies in the six-month period ended June 30, 2013.

Comprehensive Income - Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income

Within the period the Company adopted the requirements of ASU 2013-02, "Comprehensive Income (Topic 220) - Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income". The objective of this Update is to improve the reporting of reclassifications out of accumulated other comprehensive income. The amendments do not change the current requirements for reporting net income or other comprehensive income in the financial statements. However, the amendments require an entity to provide information about the amounts reclassified out of accumulated other comprehensive income by component. In addition, an entity is required to present, either on the face of the statement where net income is presented or in the notes, significant amounts reclassified out of accumulated other comprehensive income by the respective line items of net income but only if the amount reclassified is required under U.S. GAAP to be reclassified to net income in its entirety in the same reporting period. For other amounts that are not required under U.S. GAAP to be reclassified in their entirety to net income, an entity is required to cross-reference to other disclosures required under U.S. GAAP that provide additional detail about those amounts.